ASSET RETIREMENT OBLIGATIONS (ARO) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of year	$ 208,000	$ 200,000	$ 208,000	$ 200,000
Liabilities assumed from the Merger			777,000	0
Additions			311,000	0
Accretion of asset retirement obligations			132,000	10,000
Conveyance of liability with oil and gas properties conveyance			(92,000)	0
Change in estimate			(79,000)	(1,000)
Balance, end of year			1,257,000	208,000	$ 200,000
Less: current portion of ARO at end of year			(338,000)	0
Asset retirement obligations			919,000	209,000
Brushy Resources, Inc [Member]
Balance, beginning of year	3,597,000	3,606,000	$ 3,597,000	3,606,000	2,437,000
Additions	0			0	859,000
Accretion of asset retirement obligations	63,000	$ 63,000		187,183,000	319,703
Conveyance of liability with oil and gas properties conveyance	0			(155,000)	0
Change in estimate	0			(41,000)	(10,000)
Balance, end of year	3,660,000			3,597,000	3,606,000
Less: current portion of ARO at end of year	(400,000)			(392,398)	(428,258)
Asset retirement obligations	$ 3,260,000			$ 3,204,160	$ 3,177,295